Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of comprehensive income [abstract]
Income tax relating to unrealized gains on derivatives designated as cash flow hedges	$ 0	$ 0	$ 0	$ 0
Income tax relating to remeasurements of defined benefit plans included in other comprehensive income	0	0	0	0
Income tax relating to unrealized investments in equity instruments included in other comprehensive income	6	(1)	6	(1)
Income tax relating to realized investments in equity instruments included in other comprehensive income	$ (8)	$ 0	$ (9)	$ 0